Debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Debt for Apache and Subsidiaries

	December 31,
	2015	2014
	(In millions)
U.S.:
Commercial paper	$—	$1,570
5.625% notes due 2017(1)	—	500
1.75% notes due 2017(1)	—	400
6.9% notes due 2018(1)	400	400
7.0% notes due 2018	150	150
7.625% notes due 2019	150	150
3.625% notes due 2021(1)	500	500
3.25% notes due 2022(1)	919	919
2.625% notes due 2023(1)	531	531
7.7% notes due 2026	100	100
7.95% notes due 2026	180	180
6.0% notes due 2037(1)	1,000	1,000
5.1% notes due 2040(1)	1,500	1,500
5.25% notes due 2042(1)	500	500
4.75% notes due 2043(1)	1,500	1,500
4.25% notes due 2044(1)	800	800
7.375% debentures due 2047	150	150
7.625% debentures due 2096	150	150
	8,530	11,000
Subsidiary and other obligations:
Notes due in 2016 and 2017	1	1
Apache Finance Canada 7.75% notes due 2029	300	300
	301	301
Debt before unamortized discount and debt issuance costs	8,831	11,301
Unamortized discount	(53)	(56)
Debt issuance costs	(61)	(67)
Total debt	8,717	11,178
Current maturities	(1)	—
Long-term debt	$8,716	$11,178

(1)	These notes are redeemable, as a whole or in part, at Apache’s option, subject to a make-whole premium. The remaining notes and debentures are not redeemable.

Schedule of Long Term Debt by Maturity

(In millions)
2016 and 2017	$1
2018	550
2019	150
Thereafter	8,130
Total Debt, excluding discounts and debt issuance costs	$8,831

Summary of Carrying Amounts and Estimated Fair Values

	December 31, 2015		December 31, 2014
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(In millions)
Commercial paper	$—	$—	$1,570	$1,570
Notes and debentures	8,717	8,330	9,608	9,944
Total Debt	$8,717	$8,330	$11,178	$11,514

Components of Financing Costs, Net

	For the Year Ended December 31,
	2015	2014	2013
	(In millions)
Interest expense	$486	$499	$560
Amortization of deferred loan costs	11	6	8
Capitalized interest	(15)	(85)	(99)
Loss (gain) on extinguishment of debt	39	—	(16)
Interest income	(10)	(7)	(8)
Financing costs, net	$511	$413	$445